DEBT AND CREDIT FACILITIES - Short Term Debt Summary (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
DEBT AND CREDIT FACILITIES
Commercial papers issued	$ 1,284	$ 3,566
Interest rate	5.00%	4.80%
Commercial paper
DEBT AND CREDIT FACILITIES
Commercial papers issued	$ 1,284	$ 3,566
Commercial paper | Maximum
DEBT AND CREDIT FACILITIES
Commercial paper authorized to be issued	$ 5,000
Term of debt	365 days
Commercial paper | Weighted average
DEBT AND CREDIT FACILITIES
Interest rate	0.33%	0.39%